Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
13.
Related Party Transactions

The Company analyzed its transactions with related parties for the nine months ended September 30, 2023 and 2022, and determined it had the following material transactions.

Syncona

On March 10, 2022, the Company entered into a purchase agreement with its majority shareholder, Syncona Portfolio Limited, a subsidiary of Syncona Limited, and certain other existing shareholders providing for the issuance and sale by the Company of $26.1 million of the Company’s ADSs at a price of $1.05 per ordinary share, in a registered direct offering. The offering closed on March 15, 2022. The Company received net proceeds of approximately $24.2 million from the offering, after deducting offering expenses payable by the Company.

See Note 15, Subsequent Events, for further discussion of the definitive agreement entered into with a Syncona affiliate in November 2023.

Forcefield Therapeutics Limited

On March 21, 2023, the Company entered into an exclusive patent and know-how in-license agreement with Forcefield Therapeutics Limited ("Forcefield"), a company controlled by Syncona Limited. Under the terms of the agreement, Forcefield granted the Company an exclusive license under certain patent rights to develop and commercialize AAV gene therapies for certain cardiac conditions and a non-exclusive license to certain know-how.

The Company has committed to an upfront fee of £0.5 million or $0.6 million and may be obligated to make up to £18.3 million or $22.8 million in development and regulatory milestone payments, and pay Forcefield a mid-single-digit percentage royalty on net sales of certain royalty products on a product-by-product and country-by-country basis, until the later of (a) the expiration of the last valid licensed patent claim covering such product in such country or (b) ten years from the first commercial sale of such product sold in that country or twenty years from the date upon which the agreement was signed. The Company considers the development and regulatory milestones probable when actually achieved. During the nine months ended September 30, 2023, the Company recorded expense of $0.6 million within research and development on the Company’s unaudited condensed consolidated statements of operations related to the license agreement with Forcefield.

Syncona IP Holdco (2) Limited

See Note 4, License Revenue.